Reinsurance - Reinsurance Recoverable (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Unpaid Loss and Loss Adjustment Expense
Reinsurance recoverable on paid losses		$ 12.7		$ 1.8
Ceded unpaid loss and LAE	$ 55.6	36.3	$ 32.0	18.5	$ 11.3
Total reinsurance recoverable	$ 70.8	$ 49.0		$ 20.3